Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	R$ 3,130,363	R$ 4,161,939	R$ 5,634,623	R$ 2,678,457
Cash And Bank Accounts [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	379,611	174,798
Financial Investments With Immediate Liquidity [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	R$ 2,750,752	R$ 3,987,141